Income Taxes (Schedule Of Changes In Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 52,082	¥ 51,289	¥ 48,015
Additions		793	3,274
Reductions	1,894
Balance at end of year	¥ 50,188	¥ 52,082	¥ 51,289